Average Annual Total Returns - Brighthouse/Eaton Vance Floating Rate Portfolio	Apr. 30, 2021
SPLstaLeveragedLoanIndex [Member]
Average Annual Return:
1 Year	3.12%
5 Years	5.23%
10 Years	4.32%
Class A
Average Annual Return:
1 Year	2.33%
5 Years	4.69%
10 Years	3.75%
Class B
Average Annual Return:
1 Year	2.06%
5 Years	4.42%
10 Years	3.49%